Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Banking - 19.2%
Bancorp, Inc. (a)	395	$ 24,743
Bank OZK	1,013	52,767
East West Bancorp, Inc.	1,301	167,946
Eastern Bankshares, Inc.	2,105	46,815
FB Financial Corp.	401	22,195
First BanCorp Puerto Rico	1,497	39,027
First Bancorp Southern Pines NC	382	24,421
Live Oak Bancshares, Inc.	329	13,437
National Bank Holdings Corp. - Class A	353	15,684
OFG Bancorp	417	20,462
Park National Corp.	136	24,887
Simmons First National Corp. - Class A	1,365	30,917
UMB Financial Corp.	687	98,076
Westamerica BanCorp	227	13,318
		594,695

Consumer Discretionary Products - 2.6%
Garrett Motion, Inc.	1,487	53,874
Visteon Corp.	257	25,497
		79,371

Consumer Discretionary Services - 0.2%
Coursera, Inc. (a)	1,363	7,687

Consumer Staple Products - 1.1%
Cal-Maine Foods, Inc.	434	34,963

Financial Services - 13.1%
Artisan Partners Asset Management, Inc. - Class A	602	20,787
Bread Financial Holdings, Inc.	432	46,807
Dave, Inc. (a)	75	27,944
Enova International, Inc. (a)	225	54,164
Euronet Worldwide, Inc. (a)	372	27,227
Fidelity National Financial, Inc.	2,442	115,165
MGIC Investment Corp.	2,100	59,220
Virtu Financial, Inc. - Class A	764	45,511
Webull Corp. (a)	1,315	8,574
		405,399

Health Care - 5.6%
ADMA Biologics, Inc. (a)	2,211	18,506
Alkermes PLC (a)	1,477	77,388
Harmony Biosciences Holdings, Inc. (a)	438	15,948
Kiniksa Pharmaceuticals International PLC (a)	413	26,411
Progyny, Inc. (a)	699	20,152
Teladoc Health, Inc. (a)	1,686	14,297
		172,702

Industrial Products - 9.3%
Mueller Industries, Inc.	997	122,561
NEXTracker, Inc. - Class A (a)	1,166	138,917

Symbotic, Inc. (a)	575	25,847
		287,325

Industrial Services - 3.1%
Costamare, Inc.	418	5,860
FLEX LNG Ltd.	284	7,969
Scorpio Tankers, Inc.	452	31,305
Teekay Tankers Ltd.	233	15,115
Tutor Perini Corp.	415	34,433
		94,682

Insurance - 21.0%
CNA Financial Corp.	209	10,160
F&G Annuities & Life, Inc.	346	9,200
Hanover Insurance Group, Inc.	337	72,158
HCI Group, Inc.	103	18,051
Horace Mann Educators Corp.	386	19,937
Jackson Financial, Inc. - Class A	640	65,530
Mercury General Corp.	253	26,975
NMI Holdings, Inc. - Class A (a)	715	29,379
Palomar Holdings, Inc. (a)	246	31,092
Reinsurance Group of America, Inc.	625	132,906
RenaissanceRe Holdings Ltd.	418	132,464
Selective Insurance Group, Inc.	568	55,102
White Mountains Insurance Group Ltd.	23	47,688
		650,642

Materials - 0.5%
Alpha Metallurgical Resources, Inc. (a)	102	16,824

Media - 1.8%
Magnite, Inc. (a)	1,261	23,934
Playtika Holding Corp.	693	2,578
TripAdvisor, Inc. (a)	1,054	14,450
Yelp, Inc. (a)	562	13,780
		54,742

Oil & Gas - 13.3%
APA Corp.	3,244	105,657
Chord Energy Corp.	538	61,493
Hess Midstream LP - Class A	1,233	46,361
HF Sinclair Corp.	1,455	101,341
Murphy Oil Corp.	1,275	41,514
Weatherford International PLC	670	54,605
		410,971

Retail & Wholesale - Discretionary - 3.2%
Builders FirstSource, Inc. (a)	1,033	92,433
PC Connection, Inc.	102	7,445
		99,878

Software & Technology Services - 3.5%
Clear Secure, Inc. - Class A	835	46,535
DXC Technology Co. (a)	1,652	14,620
LiveRamp Holdings, Inc. (a)	588	22,132
RingCentral, Inc. - Class A	681	26,545
		109,832

Tech Hardware & Semiconductors - 0.9%
NetScout Systems, Inc. (a)	664		28,917

Telecommunications - 0.4%
VEON Ltd. - ADR (a)	236		12,322
TOTAL COMMON STOCKS (Cost $2,707,155)			3,060,952

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares		Value
Real Estate - 0.6%
Innovative Industrial Properties, Inc.	264		16,363
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,467)			16,363

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	19,421		19,421
TOTAL MONEY MARKET FUNDS (Cost $19,421)			19,421

TOTAL INVESTMENTS - 100.0% (Cost $2,740,043)			3,096,736
Other Assets in Excess of Liabilities - 0.0% (c)		0.00020	630
TOTAL NET ASSETS - 100.0%			$ 3,097,366

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes US Small Cap Cash Flow Champions ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,060,952	$ –	$ –	$ 3,060,952
Real Estate Investment Trusts	16,363	–	–	16,363
Money Market Funds	19,421	–	–	19,421
Total Investments	$ 3,096,736	$ –	$ –	$ 3,096,736

Refer to the Schedule of Investments for further disaggregation of investment categories.